Consolidated Statements of Financial Position - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Current Assets
Cash and cash equivalents	$ 6,747,986	$ 11,627,913
Sales tax receivable	36,981	114,518
Other receivables	0	41,261
Prepaids	27,692	164,429
Total current assets	6,812,659	11,948,121
Non-Current Assets
Right-of-use asset	66,413	138,863
TOTAL ASSETS	6,879,072	12,086,984
Current Liabilities
Accounts payable and accrued liabilities	207,307	1,404,561
Lease liability - current portion	73,549	67,928
Total current liabilities	280,856	1,472,489
Non-Current Liabilities
Lease liability - non-current portion	0	71,983
TOTAL LIABILITIES	280,856	1,544,472
Shareholders' equity
Share capital	33,914,308	32,237,844
Pre-funded warrants	831,834	0
Reserves	3,399,097	2,479,466
Deficit	(31,547,023)	(24,174,798)
TOTAL SHAREHOLDERS' EQUITY	6,598,216	10,542,512
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,879,072	$ 12,086,984